Impairment of Goodwill and IPR&D from Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Summary of Assets Recognized and Liabilities Assumed

The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

	USD	RMB
Net assets acquired:
IPR&D	$113,645	$829,527
Property, plant and equipment	10,766	78,585
Right-of-use assets	2,809	20,504
Cash and cash equivalents	10,188	74,368
Intangible assets	80	584
Other current and non-current assets	693	5,056
Other current and non-current liabilities	(42,800)	(312,410)
Goodwill	27,508	200,786
Total consideration	$122,889	$897,000

Summary of Changes in the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Goodwill
Transaction in 2024
Acquisition of Sinovac Chengdu	$27,508
Balance as of December 31, 2024
Goodwill	27,508
$27,508

Transaction in 2025
Impairment	$(15,686)
Foreign currency translation adjustments	782
Balance as of December 31, 2025
Goodwill	28,728
Accumulated impairment losses	(16,124)
$12,604